Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Depreciation			$ (24,850)	$ (70,194)
Amortization	$ 8,024	$ 133,504	(876,459)	95,115
Stock based compensation			5,545,450	4,369,372
Expected income tax benefit from NOL carry-forwards			20,744,537	15,073,606
Less valuation allowance	$ (320,282)		(25,388,679)	(19,467,900)
Deferred tax assets, net of valuation allowance